Statement of Additional Information Supplement

John Hancock Capital Series

John Hancock Investment Trust

Supplement dated June 30, 2022 to the current statement of additional information, as may be supplemented (the SAI)

U.S. Global Leaders Growth Fund (the fund)

Effective July 1, 2022, Hrishikesh Gupta is added as a portfolio manager of the fund. Kishore Rao and Robert L. Rohn will continue as portfolio managers of the fund, and together with Hrishikesh Gupta, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, effective July 1, 2022, the following information supplements the disclosure set forth under “APPENDIX B – PORTFOLIO MANAGER INFORMATION” applicable to Sustainable Growth Advisers, LP as the subadvisor of the fund, as it specifically relates to the fund’s portfolio managers.

The following table provides information regarding other accounts for which Hrishikesh Gupta has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Hrishikesh Gupta’s investment in the fund and similarly managed accounts.

The following table provides information as of April 30, 2022:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Hrishikesh Gupta	3	$149	21	$6,092	23	$3,320

Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Hrishikesh Gupta	0	$0	0	$0	2	$243

Ownership of the Fund and Similarly Managed Accounts. The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by Hrishikesh Gupta as of April 30, 2022. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Hrishikesh Gupta’s ownership of fund shares is stated in the footnote that follows the table.

Portfolio Manager	Dollar Range of Shares Owned*
Hrishikesh Gupta	$500,001–$1,000,000

* As of April 30, 2022, Hrishikesh Gupta beneficially owned $500,001–$1,000,000 of the fund.

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Seaport Long/Short Fund (the fund)

Effective April 1, 2022, Michael G. Toman was added as a portfolio manager of the fund, and effective July 1, 2022, Wen Shi, PhD, CFA is added as a leader of the fund’s investment management team. As of July 1, 2022, Steven C. Angeli, CFA, Jennifer N. Berg, CFA, Ann C. Gallo, Bruce L. Glazer, Wen Shi, PhD, CFA, Rebecca D. Sykes, CFA, Michael G. Toman, and Keith E. White are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Effective October 1, 2022, Steven C. Angeli, CFA will no longer serve as a portfolio manager of the fund. As of October 1, 2022, Jennifer N. Berg, CFA, Ann C. Gallo, Bruce L. Glazer, Wen Shi, PhD, CFA, Rebecca D. Sykes, CFA, Michael G. Toman, and Keith E. White will continue to serve as leaders of the fund’s investment management team and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, effective October 1, 2022, all references to Mr. Angeli will be removed from the SAI. Additionally, effective July 1, 2022, the following information supplements the disclosure set forth under “APPENDIX B – PORTFOLIO MANAGER INFORMATION” applicable to Wellington Management Company LLP as the subadvisor of the fund, as it specifically relates to the fund’s portfolio managers.

The following table provides information regarding other accounts for which Wen Shi and Michael G. Toman have day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Wen Shi’s and Michael G. Toman’s investment in the fund and similarly managed accounts.

The following table provides information as of April 30, 2022:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Wen Shi	5	$70,952,144	21	$258,589,172	70	$582,222,514
Michael G. Toman	0	$0	0	$0	0	$0

Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Wen Shi	0	$0	5	$21,601,598	8	$63,841,090
Michael G. Toman	0	$0	0	$0	0	$0

Ownership of the Fund and Similarly Managed Accounts. The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by Wen Shi and Michael G. Toman as of April 30, 2022. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Wen Shi’s and Michael G. Toman’s ownership of fund shares is stated in the footnote that follows the table.

Portfolio Manager	Dollar Range of Shares Owned*
Wen Shi	none
Michael G. Toman	none

* As of April 30, 2022, Wen Shi and Michael G. Toman beneficially owned $0 and $0 of the fund.

You should read this supplement in conjunction with the SAI and retain it for your future reference.